Related Parties	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Related Parties [Abstract]
Related Parties

Note 9 – Related Parties

License agreement

On June 30, 2011, we entered into a Technology License and Development Agreement, with Nextelligence, which is majority owned and controlled by the Company’s CEO. Nextelligence is the Company’s largest shareholder with more than 40% of outstanding Class A common stock prior to the listing of our Class A common stock on Nasdaq. In connection with the Technology Agreement, we issued 10,002,000 shares of our Class A common stock to Nextelligence. The Technology Agreement expires on June 30, 2054, unless it’s terminated earlier based on termination events as defined in the Technology Agreement.

Convertible Notes Payable

On May 3, 2024, the Company signed a convertible promissory note with Nextelligence in the principal amount of $1,000,000. The note accrues interest at 12% per annum and is due and payable no later than May 3, 2025. At Nextelligence’s option, all or part of the outstanding principal and accrued interest may be converted into shares of our Class A common stock at a conversion price of $8.00 per share. On July 1, 2024, the Company repaid $1,075,000 on the convertible promissory note with related party Nextelligence. On December 13, 2024, the Company renewed and modified the original May 3, 2024, note to incorporate additional borrowings. On July 26, 2025, the Company approved the conversion of all outstanding principal and interest into common shares at a conversion price of $8 per share. The principal of $3,865,555 and accrued interest of $210,496, total of $4,076,051 was converted into 509,507 shares of Class A common stock.

Between October 9, 2025, and November 21, 2025, Nextelligence, a related party, majority owned by the Company’s CEO, provided aggregate funding to the Company totaling $1,500,000. Of this amount, $191,023 was remitted by Nextelligence on behalf of Celebrity Cigars, Inc. and Test Drive Live Inc. to fully satisfy their outstanding accounts receivable balances with the Company. As these entities are under common control, Nextelligence agreed to assume the obligations of both Celebrity Cigars, Inc. and Test Drive Live Inc. The remaining $1,308,977 was recorded as a revolving convertible note payable to Nextelligence, for a total of $1,308,977. The Company and Nextelligence entered into an agreement on November 21, 2025, to place terms on this revolving convertible note payable. The new outstanding revolving convertible note payable has an interest rate of 12%, a maturity date of June 30, 2026, and is convertible at Nextelligence’s discretion for $8 per share of Class A common stock. The terms specify a maximum advance amount of $5,000,000. Additionally, the agreement capitalized all unpaid accrued interest as of November 21, 2025, for $6,575, which resulted in an “original principal balance” of $1,315,552. Between the date of the executed agreement and March 31, 2026, the Company has received an additional $3,573,500. As of March 31, 2026, the total outstanding principal is $4,889,052 and the accrued interest balance is $126,778 for a total outstanding balance of $5,015,830.

Notes Payable

On March 12, 2026, the Company entered into a premium finance agreement for a Director’s and Officer’s Insurance policy, which required a downpayment of $80,991. The Company received a loan from the Company’s CEO for the full $80,991 in order to pay this down payment. There were no official terms to this loan. The full principal balance was recorded as Notes payable – related party on the condensed balance sheet.

Issuance of Class B Common Shares

On May 16, 2024, in conjunction with the Reverse Split and Amendment, where defined in these notes to the financial statements, Nextelligence, Inc. agreed to forfeit and cancel 20,000,000 shares of Class A common stock in exchange for the issuance of 4,000,000 shares of Series A preferred stock (see Note 6).

On July 29, 2024, the Company’s largest shareholder and related party Nextelligence distributed 9,623,543 shares of Class A common stock to shareholders of Nextelligence. The Company CEO and majority owner beneficially received 7,782,970 of the shares distributed, which upon receipt, in accordance with the Company’s articles of incorporation, were automatically reclassified as Class B common stock.

Services Agreement

The Company entered into a Data Services Agreement with Nextelligence, which is effective as of July 1, 2025. Under the agreement, the Company has access to and use of a proprietary marketing database and related analytical services Nextelligence either owns or licenses from Audience Acuity LLC, including customer profiling, audience targeting, and CRM support. The agreement imposes certain restrictions on our use of the data, including prohibitions on resale, reverse engineering and use in certain industries and applications. The Company paid a one-time fee of $120,000 and is required to pay a monthly fee of $10,000 for continued access to the data and services. The fees related to this contract are being recorded as General and administrative expenses. The agreement has an initial three-year term, automatically renewing for successive one-year periods unless terminated in writing by either party not less than 30 days before the end of the initial term or subsequent term extension. On the March 31, 2026 condensed balance sheet, $40,000 of the unamortized license fee is classified as prepaid assets- related party within current assets, while the remaining non-current portion of $50,000 is presented as prepaid assets, net of the current portion – related party.

Related Party Revenue

In June 2023, the Company entered into verbal arrangements with two related party entities, Test Drive Live Inc. and Celebrity Cigars, Inc., which are under common ownership control. William A. Mobley, Jr. serves as the President of both companies and is the sole director for Celebrity Cigars. Mr. Mobley’s son, Sean Mobley, is part of the management team of Celebrity Cigars. The Company provided FAST channel buildout services relating to the development and buildout of their respective channels. The Company also provides the platform on an ongoing basis for each company to stream their content. The Company charges each company a monthly fee based on a 15% or 30% markup of the Company’s cost of production, depending on the level of supervision required to provide the Company’s services, which includes labor, rent, etc. The Company also charges for any out-of-pocket costs, which vary from month to month. The Company is currently negotiating with each company on a potential advertising revenue sharing arrangement. Any revenue recognized under these agreements is presented as Sales – related parties on the statement of operations.

The Company recognized related party revenue of $169,110 ($157,110 for FAST channel buildouts and $12,000 for channel streaming) for the nine months March 31, 2026. The Company has accounts receivable – related party of $50,962 for the FAST revenue services provided and $1,400 from Nextelligence, Inc. for the reimbursement of supplies and rent provided during the nine months ended March 31, 2026.

Note 11 – Related Parties

From July 30, 2017, through October 31, 2019, we deferred some of William A. Mobley, Jr.’s compensation, including all of his compensation in 2018. As of June 30, 2023, his accrued compensation total was $377,893. On January 3, 2017, our board of directors approved the payment of the deferred compensation and repayment of the amount due in accounts payable in shares of our Class B common stock in lieu of cash at the price of $0.50 per share, at Mr. Mobley’s sole discretion. On March 31, 2024, Mr. Mobley converted the total amount of accrued compensation into 755,786 shares of our Class B common stock.

As of December 31, 2023, we owed Nextelligence $213,696 for cash collected on behalf of Nextelligence from sales that occurred prior to June 30, 2017. On January 3, 2017, our board of directors approved the repayment of the amount due in accounts payable in shares of our Class A common stock in lieu of cash at the price of $0.50 per share, at Nextelligence’s sole discretion. On March 31, 2024, Nextelligence converted the total amount of accounts payable into 427,392 shares of our Class A common stock.

On June 30, 2011, we entered into a Technology License and Development Agreement, which was amended and restated on October 19, 2012, amended on July 1, 2013, and amended and restated a second time on July 31, 2014, and further revised to terminate all payments by us pursuant to the agreement, effective June 30, 2016, with Nextelligence, which is majority owned and controlled by William A. Mobley, Jr. The Technology Agreement provides us with an exclusive license for certain technology from Nextelligence and for Nextelligence to provide all further development, improvement, modification, maintenance, management and enhancement services related to such technology. Nextelligence is our largest shareholder with more than 40% of our outstanding Class A common stock when our Class A common stock was listed on Nasdaq on March 10, 2026. In connection with the Technology Agreement, we issued 10,002,000 shares of our Class A common stock to Nextelligence. The Technology Agreement expires on June 30, 2054, unless it’s terminated earlier based on termination events as defined in the Technology Agreement.

In June 2016, William Mobley loaned the Company $111,000, at an interest rate of 12% per annum. The loan originally matured on December 31, 2017, however effective June 30, 2021, the Company amended the original promissory note with William Mobley and combined all previous principal and interest under one new note, which matures June 30, 2024. During the years ended June 30, 2025, and 2024, the Company did not pay any interest towards this loan. The note is convertible into shares of Class B common stock at a conversion price of $0.50 per share. The note was converted on March 29, 2024. As of March 29, 2024, and June 30, 2023, accrued interest charges related to this loan were $25,020 and $19,003, respectively. The outstanding principal and accrued interest balance on March 29, 2024, of $92,068 was subsequently converted into 184,136 Class B common share subscriptions. There was no gain or loss recognized for the conversion as the balance was converted at the conversion rate in the promissory note (see Note 6).

Between July 2018 and April 2018, a related party, Public Wire, LLC, an entity owned by CEO, William Mobley, loaned the Company $89,139, at an interest rate of 12% per annum. The notes representing the loan originally matured on dates ranging from April 1, 2019, to January 1, 2020. Effective June 30, 2021, the Company amended the original promissory note with Public Wire and combined principal and interest from the previous notes under one new loan. In addition, the Company extended the maturity date to June 30, 2024. On March 29, 2024, the Company entered into a “Debt Conversion Agreement” with Public Wire to convert the outstanding principal and interest of the note payable at a conversion price of $4.00 per share. The total outstanding principal of $89,289 and accrued interest of $29,425, total of $118,714, was converted into 29,679 Class B common stock. The common stock was fair market valued at $8 per share and the Company recognized a debt extinguishment loss of $118,714 (see Note 6).

On July 1, 2018, the Company signed a revolving convertible note agreement with Nextelligence; the majority shareholder, for an amount up to $1,000,000; with any borrowings on this loan being at the complete discretion of the Company. Pursuant to a second amendment to the note dated July 17, 2023, the borrowing limit was increased to $10,000,000 and the maturity date extended to June 30, 2025. In lieu of repayment, at Nextelligence’s option, all or part of the outstanding principal and accrued interest is convertible into shares of our Class A common stock at a conversion price of $0.50 per share. On March 29, 2024, Nextelligence converted all outstanding principal and accrued interest into common shares at the conversion price of $0.50 per share. The principal of $13,139,473 and accrued interest of $1,607,952, total of $14,747,425, was converted into 29,494,851 Class A common stock.

On May 3, 2024, the Company signed a convertible promissory note with Nextelligence in the principal amount of $1,000,000. Outstanding principal accrued interest at 12% per annum and was due and payable no later than May 3, 2025. In lieu of repayment, at Nextelligence’s option, all or part of the outstanding principal and accrued interest is convertible into shares of our Class A common stock at a conversion price of $8.00 per share. Between May 30, 2024, and June 26, 2024, the Company borrowed an additional $1,075,000 from Nextelligence. Between October 31, 2024, and December 11, 2024, we borrowed an additional $1,395,000 from Nextelligence. On December 13, 2024, we renewed and modified the May 3, 2024, note to include the additional loans. Between December 31, 2024, and June 3, 2025, we borrowed an additional $1,557,000 and made payments of $150,000 to Nextelligence. As of June 30, 2025, the outstanding principal and accrued interest due to Nextelligence was $3,865,555 and $162,839, respectively (see Note 6).

On May 16, 2024, in conjunction with the Reverse Split and Amendment, Nextelligence, Inc. agreed to forfeit and cancel 20,000,000 shares of Class A common stock in exchange for the issuance of 4,000,000 shares of Series A preferred stock (see Note 7).

On July 29, 2024, the Company’s largest shareholder and related party Nextelligence distributed 9,623,543 shares of Class A common stock to shareholders of Nextelligence. The Company CEO and majority owner beneficially received 7,782,970 of the shares distributed, which upon receipt, in accordance with the Company’s articles of incorporation, were automatically reclassified as Class B common stock.

Related Party Revenue

In June 2023, the Company entered into verbal arrangements with two related party entities, Test Drive Live Inc. and Celebrity Cigars, Inc., which are not under common ownership control. William A. Mobley, Jr. serves as the President of both companies and is the sole director for Celebrity Cigars. Mr. Mobley’s son, Sean Mobley, is part of the management team of Celebrity Cigars. The Company provided FAST channel buildout services relating to the development and buildout of their respective channels. The Company also provides the platform on an ongoing basis for each company to stream their content. The Company charges each company a monthly fee based on a 15% or 30% markup of the Company’s cost of production, depending on the level of supervision required to provide the Company’s services, which includes labor, rent, etc. The Company also charges for any out-of-pocket costs, which vary from month to month. The Company is currently negotiating with each company on a potential advertising revenue sharing arrangement.

The Company recognized related party revenue of $221,894 ($175,394 for FAST channel buildouts and $46,500 for channel streaming) for the year ended June 30, 2025. The Company has accounts receivable – related party of $146,303 for the FAST revenue services provided and $7,846 from Nextelligence, Inc. for the reimbursement of supplies and rent provided during the year ended June 30, 2025.